Nashville Area ETF
NASHVILLE AREA ETF
Investment Objective
The Nashville Area ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Nashville Area ETF Nashville Area ETF Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Total Annual Operating Expenses		0.65%
Fee Waiver	[1]	(0.16%)
Total Annual Operating Expenses After Fee Waiver		0.49%
[1]	The Fund's investment adviser, LocalShares, Inc. ("LocalShares" or the "Adviser"), has agreed to waive fees and expenses so that the Fund's Total Annual Operating Expenses will not exceed 0.49%. This fee waiver will remain in effect until December 31, 2016, and may be extended thereafter by the Adviser in its sole discretion.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may pay brokerage expenses on the purchase and sale of shares of the Fund. These brokerage commissions are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Nashville Area ETF Nashville Area ETF Shares	50	169	324	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund normally invests at least 90% of its total assets (exclusive of collateral held from securities lending) in securities that comprise the LocalShares Nashville Index. The LocalShares Nashville Index is comprised of publicly traded U.S. companies that have corporate headquarters in the Nashville, Tennessee region and that meet certain requirements regarding capitalization and trading volume. More specifically, the eligibility requirements for inclusion within the LocalShares Nashville Index are:

1. Listing on the NYSE, AMEX or NASDAQ Global Market;

2. Corporate headquarters based in the Nashville, Tennessee region, which is defined as Davidson county (the county where Nashville is located) and all counties contiguous to Davidson county (i.e., Robertson, Sumner, Wilson, Rutherford, Williamson, and Cheatham counties);

3. Market capitalization of at least $100 million during the 25 days preceding the Screening Date; and

4. Average daily volume of stock traded exceeding 50,000 shares for the preceding three months.

Solactive AG is the index provider for the Fund (the “Index Provider”). The Index Provider develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. The Adviser has entered into a license agreement with the Index Provider to use the LocalShares Nashville Index. The Fund is entitled to use the LocalShares Nashville Index pursuant to a sub-licensing arrangement with the Adviser.

The LocalShares Nashville Index is weighted on several factors, including relative growth, liquidity, low volatility, momentum, return, valuation, and yield. Additional information about the LocalShares Nashville Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.solactive.com/en/ by clicking on the “Indexing” link at the top of the page, then clicking on the “Indices” link on the left hand column, and then scrolling down the alphabetical listings to the “LocalShares Nashville Index” link. The index rules can then be accessed under “Documents” at the bottom of the page by clicking the “Guideline” link.

The Fund employs a “passive management” or indexing investment approach designed to approximate the investment performance of the LocalShares Nashville Index by investing in a portfolio of securities that generally replicates the LocalShares Nashville Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the LocalShares Nashville Index in approximately the same proportions as the index. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the LocalShares Nashville Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

LocalShares expects that, over time, the correlation between the Fund’s performance and that of the LocalShares Nashville Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Principal Risks of Investing in the Fund

Investors can lose money on an investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in this Prospectus, titled “Additional Information about the Fund’s Investment Strategies and Risks.”

• New Fund Risk – As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater “tracking error” to the LocalShares Nashville Index (i.e., the measure of how closely the Fund’s performance tracks that of the LocalShares Nashville Index) than it otherwise would at higher asset levels, or it could ultimately liquidate, which could trigger tax consequences for investors.

• Investment Risk – Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment.

• Passive Investment Risk – The Fund holds the same stocks, in approximately the same proportions, as the stocks of the LocalShares Nashville Index. The Fund is not actively managed and LocalShares does not attempt to outperform the LocalShares Nashville Index or take defensive positions under any market conditions, including declining markets. As a result, the Fund’s performance may be adversely affected by a decline in the securities that comprise the LocalShares Nashville Index.

• Lack of Diversification Risk – The Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

• Geographic Concentration Risk – Because the Fund will invest substantially all of its assets in the securities of companies that have their corporate headquarters located in the Nashville, Tennessee region, the Fund may be impacted by events or conditions affecting the region to a greater extent than a fund that did not focus its investments in that manner.

• Healthcare Sector Risk – Due to the concentration of the healthcare industry in middle Tennessee, the Fund is expected to invest a relatively large percentage of its assets in the healthcare sector, and therefore the performance of the Fund will be impacted by events affecting this sector.

• Small-Capitalization Investing – The Fund is expected to invest a relatively large percentage of its assets in the securities of small-capitalization companies. The securities of small-capitalization companies may be less mature compared to larger companies and the value of such securities may be more volatile than those of larger issuers.

• Market Risk –The Fund’s NAV and market price will fluctuate within a wide range in response to a variety of factors. As a result, an investor could lose money over short or even long periods.

• Shares of the Fund May Trade at Prices Other Than NAV – There may be times when the market price of shares and the NAV of the Fund vary significantly. Thus, an investor may pay more than NAV for shares in the secondary market, and may sell for less than NAV.

•  Market Price Risk – The Fund cannot predict, and does not control, whether or when the Fund’s shares will trade at a premium or a discount to NAV, it is likely that in times of market disruption, including when there is a lack of liquidity in the Fund’s shares, the bid-asked spread, (the difference in price between the highest price that a buyer is willing to pay for an asset (“bid-price”) and the lowest price for which a seller is willing to sell it, (“ask-price”) the “bid-ask spread”), will increase significantly and the Fund shares would most likely be traded at a discount to the Fund’s NAV.

• Secondary Market Risk – An active secondary market for the Fund’s shares may not exist, which could negatively impact the market price of the Fund’s shares.

• The Fund’s Shares Are Not Individually Redeemable – Fund shares can be redeemed with the Fund directly at NAV only in large lots of 50,000 shares known as “Creation Units.”

• Issuer-Specific Risk – Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions have a negative impact on the value of the Fund.

• Lack of Governmental Insurance or Guarantee – An investment in the Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Non-Correlation Risk – As with all index funds, the performance of the Fund and the LocalShares Nashville Index may vary due to the Fund’s operating expenses and portfolio transaction costs and tracking error.

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available at www.localshares.com.